Segment Information (Schedule Of Long-Lived Assets By Segment) (Details) (Geographic Concentration Risk [Member], Long-Lived Assets [Member])	12 Months Ended
Dec. 31, 2012
United States Of America [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	16.60%
Russia [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	11.40%